S000008982 [Member] Investment Objectives and Goals - S000008982 [Member]	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of Columbia Variable Portfolio - Acorn International Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia Variable Portfolio - Acorn International Fund (the Fund) seeks long-term capital appreciation.